CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues	$ 929,993	$ 698,152	$ 1,229,096	$ 745,656	$ 2,684,931	$ 2,346,238
Operating expenses
Cost of revenues (exclusive of depreciation and amortization shown separately below)	559,470	611,772	749,930	865,408	2,342,037	1,041,269
General and administrative	1,373,056	1,393,282	1,670,812	2,123,685	5,235,282	3,593,956
Receivable collateral valuation service		309,117			502,315
Depreciation and amortization	109,435	98,571	159,269	121,812	397,923	264,082
Total operating expenses	2,041,961	2,412,742	2,580,011	3,110,905	8,477,557	4,899,307
Operating loss from continuing operations	(1,111,968)	(1,714,590)	(1,350,915)	(2,365,249)	(5,792,626)	(2,553,069)
Other income (expense):
Interest income	289	104	330	672	4,592	2,656
Interest expense	(16,160)	(127,784)	(6,737)	(2,934)	(364,889)	(27,850)
Gain on disposal of property and equipment				5,879	5,879
Other Income			66,267
Loss due to unauthorized borrowing						(14,876)
Total other expense, net	(15,871)	(127,680)	59,860	3,617	(354,418)	(40,070)
Loss from continuing operations before income taxes	(1,127,839)	(1,842,270)	(1,291,055)	(2,361,632)	(6,147,044)	(2,593,139)
Income tax expense (benefit)
Loss from continuing operations	(1,127,839)	(1,842,270)	(1,291,055)	(2,361,632)	(6,147,044)	(2,593,139)
Income (loss) from discontinued operations, net of income taxes	22,263	90,043	(111,927)	148,513	136,310	457,566
Net loss	(1,105,576)	(1,752,227)	(1,402,982)	(2,213,119)	(6,010,734)	(2,135,573)
Cumulative preferred stock dividends				(37,379)	(37,379)	(87,326)
Net loss allocable to common stockholders			$ (1,402,982)	$ (2,250,498)	$ (6,048,113)	$ (2,222,899)
Loss per share from continuing operations - basic and diluted	$ (0.02)	$ (0.05)	$ (0.02)	$ (0.11)	$ (0.17)	$ (0.17)
Income per share from discontinued operations - basic and diluted	$ 0.0	$ 0.0	$ 0.00	$ 0.01	$ 0.00	$ 0.03
Net loss per share allocable to common stockholders - basic and diluted	$ (0.02)	$ (0.05)	$ (0.03)	$ (0.11)	$ (0.17)	$ (0.14)
Weighted average number of common shares outstanding:
Basic and diluted	58,527,790	35,295,204	56,089,884	21,135,361	35,316,681	15,377,413